CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021
Current assets:
Cash and cash equivalents	$ 72,090	$ 162,636
Short term marketable securities	69,454	0
Accounts receivables	73	21,011
Other receivables	14,046	3,482
Prepaid expenses and other current assets	757	18,476
Total current assets	156,420	205,605
Non-current assets:
Restricted cash	30	20
Marketable securities	19,641	0
Property and equipment, net	30	43
Intangible assets	0	14,700
Goodwill	0	13,064
Long term prepaid expenses	0	7,192
Other assets	42	123
Total non-current assets	19,743	35,142
Total Assets	176,163	240,747
Current liabilities:
Accounts payable	1,667	2,853
Accrued expenses	29,851	8,255
Other current liabilities	487	460
Total current liabilities	32,005	11,568
Non-current liabilities:
Contingent consideration, net of current portion	1,800	52,000
Deferred tax liability	0	3,969
Deferred revenue	0	1,500
Total non-current liabilities	1,800	57,469
Total Liabilities	33,805	69,037
Stockholders' Equity:
Preferred stock, $0.001 par value per share; 5,000,000 shares authorized at June 30, 2022 and December 31, 2021; no shares issued and outstanding at June 30, 2022 and December 31, 2021	0	0
Common stock, $0.001 par value per share; 400,000,000 shares authorized at June 30, 2022 and December 31, 2021; 199,463,645 shares issued and outstanding at June 30, 2022 and December 31, 2021	199	199
Additional paid-in capital	491,464	487,768
Other comprehensive loss	(281)	0
Accumulated deficit	(349,024)	(316,257)
Total Stockholders' Equity (Deficit)	142,358	171,710
Total Liabilities and Stockholders' Equity	$ 176,163	$ 240,747